INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Software	119,328	116,229
Trademarks and domain names	144,262	1,194,482
Customer relationships	4,080	4,080
Non‑competition agreements	1,300	1,300
Advertising resources	2,231,495	2,437,610
License	349,912	349,912
Total	2,850,377	4,103,613
Less: accumulated amortization	(1,452,824)	(2,158,991)
Less: accumulated impairment	(256,280)	(257,646)
Net book value	1,141,273	1,686,976

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Amounts
RMB
(in thousands)

Within 1 year	620,739
Between 1 and 2 years	257,349
Between 2 and 3 years	122,490
Between 3 and 4 years	115,973
Thereafter	570,425
Total	1,686,976